Operating Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Operating Lease Liabilities [Abstract]
Schedule of Future Operating Lease Payments

Future operating lease payments, excluding short-term leases, as of September 30, 2024, are detailed as follows:

Operating leases	S$	US$
2025	1,557,748	1,214,050
2026	1,529,410	1,191,965
2027	1,037,693	808,739
2028	920,479	717,387
2029	411,774	320,921
Thereafter	701,478	546,706
Total future lease payment	6,158,582	4,799,768
Less: Imputed interest	(890,212)	(693,798)
Present value of operating lease liabilities	5,268,370	4,105,970
Less: Current portion	(1,250,366)	(974,488)
Long-term portion of lease liabilities	4,018,004	3,131,482

Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases

The following table shows the weighted-average lease terms and discount rates for operating leases:

2024
Weighted average remaining lease term (Years)
Operating leases	4

Weighted average discount rate (%)
Operating leases	6%